Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 287,326
Financing cash flows	$ 14,276	(2,480)
Interest accruals	1,168
Acquisition of subsidiaries (note 14(a))	186,285
Non-cash transaction (note)	(81,972)	(284,675)
Exchange realignment	(151)	(171)
Ending balance	119,606	0
Amount Due to AMTD Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		36,294
Financing cash flows	0	9,196
Interest accruals	0
Acquisition of subsidiaries (note 14(a))	81,972
Non-cash transaction (note)	(81,972)	(45,469)
Exchange realignment		(21)
Ending balance	0	0
Amount Due to Fellow subsidiaries [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		251,032
Financing cash flows	0	(11,676)
Interest accruals	0
Acquisition of subsidiaries (note 14(a))	0
Non-cash transaction (note)	0	(239,206)
Exchange realignment		(150)
Ending balance	0	0
Amount Due To A Non controlling Shareholder [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		0
Financing cash flows	0	0
Interest accruals	407
Acquisition of subsidiaries (note 14(a))	53,464
Non-cash transaction (note)	0	0
Exchange realignment	(68)
Ending balance	53,803	0
Bank borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		0
Financing cash flows	14,276	0
Interest accruals	761
Acquisition of subsidiaries (note 14(a))	50,849
Non-cash transaction (note)	0	0
Exchange realignment	(83)
Ending balance	$ 65,803	$ 0